Share-based awards - Schedule of Non-Cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 14,964	$ 16,598	$ 28,145	$ 31,357
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	7,299	6,420	14,020	12,088
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 7,665	$ 10,178	$ 14,125	$ 19,269